Subsequent Events - Summary of Disposal of Treasury Shares (Detail) - KRW (₩) ₩ / shares in Units, ₩ in Millions		12 Months Ended
	Jan. 25, 2024	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Disposal of Treasury Shares [Line Items]
Number of treasury shares			218,833,144	218,833,144
Price of the treasury shares per share (in won)			₩ 100	₩ 100
Aggregate disposal value		₩ 57,017
Classification of assets as held for sale [member]
Disclosure of Disposal of Treasury Shares [Line Items]
Number of treasury shares	498,135
Price of the treasury shares per share (in won)	₩ 49,600
Aggregate disposal value	₩ 24,707
Disposal date	Jan. 29, 2024
Purpose of disposal	Allotment of shares as bonus payment
Method of disposal	Over-the-counter